As filed with the Securities and Exchange Commission on April 6, 2011
1933 Act File No. 333-150525
1940 Act File No. 811-22201
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 23	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 25	[X]
(Check appropriate box or boxes.)
DIREXION SHARES ETF TRUST
(Exact name of Registrant as Specified in Charter)
33 Whitehall Street, 10th Floor
New York, New York 10004
(Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (646) 572-3390
Daniel D. O’Neill, President
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)
Copy to:

Adam R. Henkel	Francine J. Rosenberger
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006
It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 20 to the Registrant’s registration statement on March 10, 2011.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 23 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on April 6, 2011.

DIREXION SHARES ETF TRUST
By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 23 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill Daniel D. O’Neill	President and Chairman of the Board	April 6, 2011

/s/ Patrick J. Rudnick Patrick J. Rudnick	Principal Financial Officer and Treasurer	April 6, 2011

/s/ Daniel J. Byrne* Daniel J. Byrne	Trustee	April 6, 2011

/s/ Gerald E. Shanley III* Gerald E. Shanley III	Trustee	April 6, 2011

/s/ John Weisser* John Weisser	Trustee	April 6, 2011

*By: /s/ Daniel D. O’Neill Daniel D. O’Neill, President and Attorney-In Fact

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

POWER OF ATTORNEY
DIREXION SHARES ETF TRUST
DIREXION SHARES ETF TRUST, a Delaware business trust (the “Trust”), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Daniel D. O’Neill and Francine J. Rosenberger (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign the Trust’s registration statement on Form N-1A and any and all amendments to such registration statement of the Trust, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of the shares of beneficial interest of the Trust, such registration statement and any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.
DIREXION SHARES ETF TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Treasurer, and the undersigned officers and trustees have hereunto set their hands on this 13th day of August 2008.
DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President

ATTEST:
/s/ Todd Kellerman
Todd Kellerman
Treasurer
[Signatures Continued on Next Page]

Signature	Title

/s/ Daniel J. Byrne	Trustee
Daniel J. Byrne

/s/ Daniel D. O’Neill	Trustee and President
Daniel D. O’Neill

/s/ Gerald E. Shanley III	Trustee
Gerald E. Shanley III

/s/ Todd Kellerman	Treasurer and Controller
Todd Kellerman

/s/ John Weisser	Trustee
John Weisser